Loss Before Tax as Restated - Summery of loss before tax is arrived at after charging (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee benefit expense (including directors’ remuneration):
Equity-settled share-based compensation expense	$ 20,158	$ 4,760	$ 1,272
Profit Loss Before Tax Arrived After Charging
Profit Loss Before Tax [Line Items]
Loss on disposal of assets	974	55
IPO expenses		1,439
Follow-on expenses	400
Employee benefit expense (including directors’ remuneration):
Wages and salaries	105,751	70,682	37,038
Pension scheme contributions (defined contribution schemes)	2,257	640	1,166
Equity-settled share-based compensation expense	$ 20,158	$ 4,760	$ 1,272